Variable Interest Entities - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 285		$ 580
Short-term investments	0		17
Customers and agents, less allowances	919		908
Inventory, net	162		142
Other current assets	20		19
Assets held for sale	0		54
Licenses	2,471		2,186
Property, plant and equipment, net	2,207		2,202
Operating lease right-of-use assets	900	$ 899	0
Other assets and deferred charges	566	567	579
Liabilities
Current liabilities	750		691
Liabilities held for sale	0		1
Long-term operating lease liabilities	865	$ 878	0
Consolidated Variable Interest Entities
Assets
Cash and cash equivalents	19		9
Short-term investments	0		17
Customers and agents, less allowances	639		611
Inventory, net	6		5
Other current assets	7		6
Assets held for sale	0		4
Licenses	649		652
Property, plant and equipment, net	104		94
Operating lease right-of-use assets	44		0
Other assets and deferred charges	346		349
Total assets	1,814		1,747
Liabilities
Current liabilities	32		34
Liabilities held for sale	0		1
Long-term operating lease liabilities	41		0
Other deferred liabilities and credits	14		16
Total liabilities	$ 87		$ 51